Note 6 - Allowance for Loan Losses and Credit Quality Information	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Allowance For Loan Losses And Credit Quality Information [Text Block]
NOTE
6
Allowance for Loan Losses
and Credit Quality
Information
The allowance for loan losses is summarized as follows:

(Dollars in thousands)	Single Family	Commercial Real Estate	Consumer	Commercial Business	Total
Balance, December 31, 2017	$900	5,073	1,630	1,708	9,311

Provision for losses	$(44)	(421)	202	(386)	(649)
Charge-offs	(24)	0	(226)	(270)	(520)
Recoveries	1	217	16	310	544
Balance, December 31, 2018	$833	4,869	1,622	1,362	8,686

Provision for losses	$25	(1,509)	(29)	297	(1,216)
Charge-offs	(1)	0	(107)	(880)	(988)
Recoveries	0	1,700	21	361	2,082
Balance, December 31, 2019	$857	5,060	1,507	1,140	8,564

Provision for losses	$173	2,938	(63)	(349)	2,699
Charge-offs	0	(730)	(84)	(8)	(822)
Recoveries	0	27	29	202	258
Balance, December 31, 2020	$1,030	7,295	1,389	985	10,699

Allocated to:
Specific reserves	$62	451	119	93	725
General reserves	795	4,609	1,388	1,047	7,839
Balance, December 31, 2019	$857	5,060	1,507	1,140	8,564

Allocated to:
Specific reserves	$29	95	100	14	238
General reserves	1,001	7,200	1,289	971	10,461
Balance, December 31, 2020	$1,030	7,295	1,389	985	10,699

Loans receivable at December 31, 2019:
Individually reviewed for impairment	$974	1,166	976	735	3,851
Collectively reviewed for impairment	119,090	349,029	68,973	63,492	600,584
Ending balance	$120,064	350,195	69,949	64,227	604,435

Loans receivable at December 31, 2020:
Individually reviewed for impairment	$857	1,484	750	35	3,126
Collectively reviewed for impairment	134,166	379,220	54,641	82,638	650,665
Ending balance	$135,023	380,704	55,391	82,673	653,791

The following table summarizes the amount of classified and unclassified loans at
December 31, 2020
and
2019:

	December 31, 2020
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
Single family	$1,219	2,845	29	0	4,093	130,930	135,023
Commercial real estate:
Real estate rental and leasing	8,065	3,483	0	0	11,548	190,852	202,400
Other	8,774	9,750	0	0	18,524	159,780	178,304
Consumer	0	600	132	18	750	54,641	55,391
Commercial business	1,968	2,482	0	0	4,450	78,223	82,673
	$20,026	19,160	161	18	39,365	614,426	653,791

	December 31, 2019
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
Single family	$1,118	1,765	35	0	2,918	117,146	120,064
Commercial real estate:
Real estate rental and leasing	3,489	9,114	0	0	12,603	179,899	192,502
Other	4,451	5,253	0	0	9,704	147,989	157,693
Consumer	0	842	69	65	976	68,973	69,949
Commercial business	5,710	2,516	0	0	8,226	56,001	64,227
	$14,768	19,490	104	65	34,427	570,008	604,435

Classified loans represent special mention, substandard (performing and non-performing), and non-performing loans categorized as doubtful and loss. Loans classified as special mention are loans that have potential weaknesses that, if left uncorrected, may
result in deterioration of the repayment prospects for the asset or in the Bank's credit position at some future date. Loans classified as substandard are loans that are generally inadequately protected by the current net worth and paying capacity of the obligor, or by the collateral pledged, if any. Loans classified as substandard have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. Substandard loans are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not
corrected. Loans classified as doubtful have the weaknesses of those classified as substandard, with additional characteristics that make collection in full on the basis of currently existing facts, conditions and values questionable, and there is a high possibility of loss. A loan classified as loss is essentially uncollateralized and/or considered uncollectible and of such little value that continuance as an asset on the balance sheet may
not
be warranted. Loans classified as substandard or doubtful require the Bank to perform an analysis of the individual loan and charge off any loans, or portion thereof, that are deemed uncollectible.

The aging of past due loans at
December 31, 2020
and
2019
is summarized as follows:

(Dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current Loans	Total Loans	Loans 90 Days or More Past Due and Still Accruing
2020
Single family	$626	38	298	962	134,061	135,023	0
Commercial real estate:
Real estate rental and leasing	0	0	0	0	202,400	202,400	0
Other	0	0	0	0	178,304	178,304	0
Consumer	458	66	279	803	54,588	55,391	0
Commercial business	0	0	0	0	82,673	82,673	0
	$1,084	104	577	1,765	652,026	653,791	0
2019
Single family	$786	77	59	922	119,142	120,064	0
Commercial real estate:
Real estate rental and leasing	0	0	0	0	192,502	192,502	0
Other	0	0	0	0	157,693	157,693	0
Consumer	527	31	206	764	69,185	69,949	0
Commercial business	147	13	550	710	63,517	64,227
	$1,460	121	815	2,396	602,039	604,435	0

Impaired loans include loans that are non-performing (non-accruing) and loans that have been modified in a TDR.

The following table summarizes impaired loans and related allowances for the years ended
December 31, 2020
and
2019:

	December 31, 2020
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interes t Income Recognized
Loans with no related allowance recorded:
Single family	$740	759	0	616	34
Commercial real estate:
Real estate rental and leasing	932	1,582	0	580	33
Other	211	211	0	314	2
Consumer	574	574	0	626	10
Commercial business	0	0	0	2	0

Loans with an allowance recorded:
Single family	117	117	29	242	0
Commercial real estate:
Real estate rental and leasing	166	166	5	175	0
Other	175	175	90	425	10
Consumer	176	176	100	170	6
Commercial business	35	586	14	200	2

Total:
Single family	857	876	29	858	34
Commercial real estate:
Real estate rental and leasing	1,098	1,748	5	755	33
Other	386	386	90	739	12
Consumer	750	750	100	796	16
Commercial business	35	586	14	202	2
	$3,126	4,346	238	3,350	97

	December 31, 2019
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
Single family	$544	563	0	508	33
Commercial real estate:
Other	0	0	0	10	0
Consumer	781	781	0	580	26

Loans with an allowance recorded:
Single family	430	430	62	633	3
Commercial real estate:
Real estate rental and leasing	184	184	16	193	0
Other	982	982	435	1,048	71
Consumer	195	195	119	231	14
Commercial business	735	1,287	93	476	24

Total:
Single family	974	993	62	1,141	36
Commercial real estate:
Real estate rental and leasing	184	184	16	193	0
Other	982	982	435	1,058	71
Consumer	976	976	119	811	40
Commercial business	735	1,287	93	476	24
	$3,851	4,422	725	3,679	171

At
December 31, 2020,
2019
and
2018,
non-accruing loans totaled
$2.7
million,
$2.1
million and
$2.7
million, respectively, for which the related allowance for loan losses was
$0.2
million,
$0.2
million and
$0.7
million, respectively. Non-accruing loans for which
no
specific allowance has been recorded because management determined that the value of the collateral was sufficient to repay the loan totaled
$2.1
million,
$0.8
million and
$0.4
million at
December 31, 2020,
2019
and
2018,
respectively. Had the non-accruing loans performed in accordance with their original terms, the Company would have recorded gross interest income on the loans of
$0.2
million,
$0.2
million and
$0.3
million in
2020,
2019
and
2018,
respectively. For each of the years ended
December 31, 2020,
2019
and
2018,
the Company recognized interest income on these loans of
$0.1
million. All of the interest income that was recognized for non-accruing loans was recognized using the cash basis method of income recognition. Non-accrual loans also include some of the loans that have had terms modified in a TDR.

The following table summarizes non-accrual loans at
December 31, 2020
and
2019:

(Dollars in thousands)	2020	2019
Single family	$502	617
Commercial real estate:
Real estate rental and leasing	1,098	184
Other	386	0
Consumer	689	659
Commercial business	9	621
	$2,684	2,081

Included in loans receivable, net, are certain loans that have been modified in order to maximize collection of loan balances. If the Company, for legal or economic reasons related to the borrower's financial difficulties, grants a concession compared to the original terms and conditions of the loan, the modified loan is considered a TDR.

At
December 31, 2020,
2019
and
2018,
there were loans included in loans receivable, net, with terms that had been modified in a TDR totaling
$1.5
million,
$2.5
million and
$2.5
million, respectively. Had these loans been performing in accordance with their original terms throughout
2020,
2019
and
2018,
the Company would have recorded gross interest income of
$0.1
million,
$0.2
million and
$0.3
million, respectively. During
2020
the amount of interest income received on these loans was
not
material. During
2019
and
2018,
the Company recognized interest income of
$0.1
million and
$0.2
million, respectively, on these loans. For the loans that were modified in
2020,
none
were classified and performing and
$0.3
million were non-performing at
December 31, 2020.

The following table summarizes TDRs at
December 31, 2020
and
2019:

(Dollars in thousands)	2020	2019
Single family	$612	623
Commercial real estate:
Other	211	983
Consumer	630	745
Commercial business	25	114
	$1,478	2,465

As of
December 31, 2020,
the Bank had commitments to lend an additional
$1.1
million to a borrower who has a TDR and non-accrual loans. These additional funds are for the construction of single family homes with a maximum loan-to-value ratio of
75%.
These loans are secured by the homes under construction. There were commitments to lend additional funds of
$0.8
million to this same borrower at
December 31, 2019.

TDR concessions can include reduction of interest rates, extension of maturity dates, forgiveness of principal and/or interest due, or acceptance of real estate or other assets in full or partial satisfaction of the debt. Loan modifications are not
reported as TDRs after
12
months if the loan was modified at a market rate of interest for comparable risk loans, and the loan is performing in accordance with the terms of the restructured agreement. All loans classified as TDRs are considered to be impaired.

When a loan is modified as a TDR, there
may
be a direct, material impact on the loans within the Consolidated Balance Sheets, as principal balances may
be partially forgiven. The financial effects of TDRs are presented in the following table and represent the difference between the outstanding recorded balance pre-modification and post-modification, for the periods ended
December 31, 2020
and
2019:

	Year ended December 31, 2020			Year ended December 31, 2019
(Dollars in thousands)	Number of Contracts	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment	Number of Contracts	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Troubled debt restructurings:
Single family	1	$94	101	4	$215	220
Commercial real estate:
Other	2	293	293	0	0	0
Consumer	0	0	0	10	371	371
Total	3	$387	394	14	$586	591

There were
no
loans that were restructured during the years ended
December 31, 2020
and
2019
that subsequently defaulted during
2020
and
2019,
respectively.

The Company considers a loan to have defaulted when it becomes
90
or more days past due under the modified terms, when it is placed in non-accrual status, when it becomes other real estate owned, or when it becomes non-compliant with some other material requirement of the modification agreement.

Loans that were non-accrual prior to modification remain non-accrual for at least six
months following modification. Non-accrual TDR loans that have performed according to the modified terms for six
months
may
be returned to accruing status. Loans that were accruing prior to modification may
remain on accrual status after the modification as long as the loan continues to perform under the new terms.

TDRs are reviewed for impairment following the same methodology as other impaired loans. For loans that are collateral dependent, the value of the collateral is reviewed and additional reserves may
be added as needed. Loans that are
not
collateral dependent
may
have additional reserves established if deemed necessary. The allocated reserves for TDRs were
$0.1
million, or
0.9%,
of the total
$10.7
million in allowance for loan losses at
December 31, 2020,
and
$0.6
million, or
7.2%,
of the total
$8.6
million in allowance for loan losses at
December 31, 2019.

The CARES Act was signed into law on
March 27, 2020
and the Bank's regulators issued the
Interagency Statement on Loan Modification and Reporting for Financial Institutions Working with Customers Affected by the Coronavirus on
April 7, 2020.
In accordance with the regulatory guidance, the Bank offered loan payment accommodations to certain customers who were negatively impacted by the COVID-
19
pandemic by deferring the loan payments for up to
six
months on their outstanding loans with the Bank. At
June 30, 2020
the Bank had
$119.1
million of loans to borrowers who had their payments deferred. At
December 31, 2020
those deferral periods had expired and the Bank had
no
loans to borrowers that had their loan payments deferred. Section
4013
of the CARES act temporarily allows the Bank to grant modifications of loans to borrowers that were impacted by the pandemic without classifying the modifications as TDR's if the accommodation was granted prior to
December 31, 2020.
All of the borrowers whose loan deferral period ended during
2020
have resumed making their normal payments except for the
$34.6
million of loans that were granted loan accommodations in accordance with Section
4013
of the CARES Act. These accommodations are in addition to the TDR's that are disclosed above. The accommodations granted included
$29.2
million of loans that are required to make interest only payments for periods up to one
year and
$5.4
million of loans that had their loan amortization period increased. Of the loans removed from the deferred list during the period,
$8.1
million were downgraded, of which
$2.3
million were classified but still accruing at
December 31, 2020.
The commercial credit area continues to communicate regularly with the borrowers that have been granted loan accommodations and monitors their activity closely. This information is used to analyze the performance of these loans and to anticipate potential issues that these loans may
develop so that risk ratings
may
be appropriately adjusted in a timely manner. It is anticipated that some borrowers that have been granted accommodations will be in a position to resume making their regular loan payments at the end of the current accommodation period. Other borrowers, particularly in the hospitality and restaurant industries, may
need additional accommodations when the current accommodation period ends as their operations may
need more time to recover from the impacts of the pandemic.